U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1	Name and Address of Issuer:
	Principal Life Insurance Company Variable Life Separate Account
	The Principal Financial Group
	Des Moines, IA 50392-2080

2	The name of each series or class of securities for which this Form is filed (If the Form is being filed
	for all series and classes of securities of the issues, check the box but do not list series or classes)
	X

3	Investment Company Act File Number:	811-05118
	Securities Act File Number:	33-13481, 333-00101, 333-71521, 333-115269
		333-65690, 333-100838, 333-89446, 333-81714
		333-149363, 333-149215, 333-146896
4a	Last day of fiscal year for which this notice if filed:
	December 31, 2009

4b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
	issuer's fiscal year). (See Instruction A.2)
	N/A
	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c	Check box if this is the last time the issuer will be filing this Form.
	N/A

5	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the	33-13481	$ 3,850,836
	fiscal year in reliance on rule 24f-2:		333-00101	99,056,772
			333-71521	11,046,271
			333-65690	15,873,242
			333-100838	35,277,660
			333-115269	44,456,199
			333-146896	26,426,818
			333-89446	49,548,787
			333-149363	3,258,771
			333-81714	324,815,731
			333-149215	59,100,826
				672,711,913

	(ii) Aggregate price of shares redeemed	33-13481	$ 4,205,289
	or repurchased during the fiscal year:	333-00101	118,862,060
		333-71521	12,649,477
		333-65690	15,964,947
		333-100838	29,354,448
		333-115269	27,048,915
		333-146896	12,682,977
		333-89446	38,996,448
		333-149363	1,451,156
		333-81714	239,044,097
		333-149215	26,047,353
			526,307,167
	(iii) Aggregate price of shares redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:		0

(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:		526,307,167

(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		146,404,746

(vi)	Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]"	N/A

(vii)	Multiplier for determining registration fee (See
	Instruction c.9):		0.0000713

(viii)	Registration fee due [Multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):		10,438.66

6 Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units tha were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal yea
(see Instruction D):
+ 0

8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]

$ 10,438.66

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

03/26/10

Method of Delivery:
X	Wire Transfer
N/A	Mail or other means

THE 24F-2 FEE IS PAID BY 33-13481.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Variable Life Separate Account

By	/s/ Joyce N. Hoffman
Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Date:	26th day of March, 2010